Share-based Payments - Expense recognized for participant services received (Details) € in Thousands, $ in Thousands	1 Months Ended	6 Months Ended			12 Months Ended
	Nov. 30, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Share-based Payments
Expense recognized					€ 22,539	€ 24,261	€ 48,349
General population and executives - Employee Stock Option Program (ESOP)
Share-based Payments
Expense arising from equity-settled share-based payments					1,298	7,942	29,286
Expense recognized					1,298	7,942	29,286
General population - Restricted Stock units (RSU)
Share-based Payments
Expense arising from equity-settled share-based payments					5,156	4,977	77
Expense recognized					5,156	4,977	77
Executives - Employee Stock Option Program (ESOP) special vesting
Share-based Payments
Expense arising from equity-settled share-based payments					598	1,101	2,135
Expense recognized					598	1,101	2,135
Executives - Restricted Stock units (RSU)
Share-based Payments
Expense arising from equity-settled share-based payments					4,273	3,259	1,178
Expense recognized					4,273	3,259	1,178
Executives - Performance-based stock awards
Share-based Payments
Expense arising from equity-settled share-based payments					2,368	(375)	2,296
Expense recognized					2,368	(375)	2,296
Executives - Time-based stock options (TSO)
Share-based Payments
Expense recognized					932	2,200	3,505
Share-based payment - Vendors
Share-based Payments
Expense arising from equity-settled share-based payments					5,632	9,726
Expense recognized	€ 4,558	$ 5,000	€ 4,674	$ 5,000	5,632	9,726
Executives - Success fees (cash-settled)
Share-based Payments
Expense arising from cash-settled share-based payments						(4,569)	9,872
Expense recognized						€ (4,569)	€ 9,872
Executives - Equity-based annual bonus
Share-based Payments
Expense recognized					€ 1,357